Related Party Transactions (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Year	$ 315,338	$ 356,345	$ 460,115
New Loans	5,364	7,798	43,620
Less Loan Payments	47,372	48,805	147,390
Balance, End of Year	273,330	315,338	356,345
Related Party Deposit Liabilities	4,100,000	6,300,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	5.40%	4.90%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	58,000	76,000	74,000
Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party		$ 6,900	$ 41,400